Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel for the years ended December 31, 2023, 2022 and 2021 are as follows:
	2023	2022	2021

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,443,601	$1,387,221	$1,271,532
Share-based payments	713,514	2,126,970	235,737
Total	$2,157,115	$3,514,191	$1,507,269

Schedule of Classified within Profit and Loss	Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:
		(in thousands)
Type of Service	Nature of Relationship	2023	2022	2021

Selling and marketing expenses	VP Technology/VP Sales International	$313	$202	$402
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$1,131	$1,185	$869